Supplemental Disclosure Of Cash Flow Information	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Supplemental Disclosure Of Cash Flow Information [Abstract]
Supplemental Disclosure Of Cash Flow Information
11.	Supplemental Disclosure of Cash Flow Information

	(In thousands) Three Months Ended September 30,
	2011	2010
Cash paid for interest	$230	$238

Cash paid for taxes, net of refunds	$9	$1,461

Supplemental disclosure of non-cash investing and financing activities:
New capital lease obligations	$14,305	$10,385

Business Combinations:
— Current assets	$—	$9,198

— Property and equipment	$1,626	$8,800

— Capitalized curriculum development costs	$—	$3,873

— Intangible assets	$—	$22,810

— Goodwill	$11,041	$34,704

— Other non-current assets	$—	$138

— Deferred tax liabilities	$—	$(5,108)

— Assumed liabilities	$—	$(5,708)

— Deferred revenue	$(85)	$(2,111)

— Other noncurrent liabilities	$—	$(1,250)

— Contingent consideration	$—	$1,700

— Issuance of Series A Special Stock	$—	$63,112

Purchase of perpetual license agreement/accrued liabilities	$—	$250

16.    Supplemental Disclosure of Cash Flow Information

	Year Ended June 30,
	2011	2010	2009
Cash paid for interest	$1,216	$1,282	$1,428

Cash paid for taxes	$4,616	$872	$65

Supplemental disclosure of non-cash investing and financing activities:
Property and equipment financed by capital lease obligations	$15,645	$12,194	$16,044

Property and equipment financed by notes payable	$1,872	$—	$—
Cash receipts in transit from exercise of stock options	$87	$—	$691

Issuance of stock options related to earn-out provision of Power-Glide acquisition	$—	$—	$71

Net working capital contributed to Middlebury Interactive Languages venture	$—	$3,374	$—

Intangible assets contributed to Middlebury Interactive Languages venture	$—	$14,000	$—

Purchase of perpetual license agreement/accrued liabilities	$—	$250	$—

	Year Ended June 30,
	2011	2010	2009
Business Combinations:
Current assets	$13,396	$—	$—

Property, equipment and capitalized software development costs	$12,938	$—	$—

Capitalized curriculum development costs	$8,073	$—	$—

Intangible assets	$27,310	$—	$—

Goodwill	$53,789	$—	$—

Other non-current assets	$198	$—	$—

Deferred tax liabilities	$(6,989)	$—	$—

Assumed liabilities	$(12,229)	$—	$—

Deferred revenue	$(5,554)	$—	$—

Other noncurrent liabilities	$(738)	$—	$—

Contingent consideration	$(1,700)	$—	$—

Issuance of Series A Special Stock	$(63,112)	$—	$—